UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   November 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $69,522
List of Other Included Managers: NONE

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
                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM        00206R102    386     10226 SH       Sole                  10226
Anadarko Petroleum             COM        032511107    629      9000 SH       Sole                   9000
BHP Billiton Ltd               COM        088606108    892     13000 SH       Sole                  13000
Bank of America Corp.          COM        060505104   1467    166100 SH       Sole                 166100
CNH Global NV                  COM        N20935206    930     24000 SH       Sole                  24000
Caterpillar                    COM        149123101   1041     12100 SH       Sole                  12100
Centurylink Inc                COM        156700106    356      8800 SH       Sole                   8800
Chevron Corp.                  COM        166764100    641      5500 SH       Sole                   5500
Coca Cola Co.                  COM        191216100    994     26200 SH       Sole                  26200
Energy Select Sector SPDR Fund COM        81369Y506   2932     39900 SH       Sole                  39900
Exxon Mobil                    COM        30231G102   1055     11533 SH       Sole                  11533
Freeport-McMoran Copper & Gold COM        35671D857    970     24500 SH       Sole                  24500
IShares MSCI Brazil Index      COM        464286400   1243     23000 SH       Sole                  23000
IShares MSCI EAFE Index        COM        464287465  10812    204000 SH       Sole                 204000
IShares MSCI Emerging Markets  COM        464287234   4958    120000 SH       Sole                 120000
IShares Russell 2000 Index     COM        464287655  13629    163300 SH       Sole                 163300
IShares Telecom Sector         COM        464287713    388     15200 SH       Sole                  15200
JP Morgan Chase                COM        46625H100    891     22000 SH       Sole                  22000
Market Vectors Gold Miners     COM        57060U100   1155     21500 SH       Sole                  21500
Masco Corp.                    COM        574599106   3988    265000 SH       Sole                 265000
Microsoft Corp.                COM        594918104    369     12400 SH       Sole                  12400
Petroleo Brasileiro SA         COM        71654V408    975     42500 SH       Sole                  42500
PowerShares QQQ Trust          COM        73935A104   4012     58500 SH       Sole                  58500
ProShares Ultrashort 20+ Year  COM        74347R297    820     52600 SH       Sole                  52600
SPDR Dow Jones Industrial Aver COM        78467X109   1206      9000 SH       Sole                   9000
SPDR S&P Homebuilders          COM        78464A888    397     16000 SH       Sole                  16000
Schlumberger LTD               COM        806857108   1982     27400 SH       Sole                  27400
Taiwan Semiconductor Mfg. Ltd. COM        874039100    649     41000 SH       Sole                  41000
Technology Select Sector SPDR  COM        81369Y803   2941     95400 SH       Sole                  95400
TriMas Corp                    COM        896215209    470     19500 SH       Sole                  19500
US Bancorp                     COM        902973304    617     18000 SH       Sole                  18000
Utility Select Sector SPDR Fun COM        81369Y886   1893     52000 SH       Sole                  52000
Verizon Communications         COM        92343V104    396      8700 SH       Sole                   8700
Visa                           COM        92826C839   1974     14700 SH       Sole                  14700
Wells Fargo & Co.              COM        949746101   1464     42400 SH       Sole                  42400